Financial instruments - Interest rate sensitivity analysis (Details) - GBP (£) £ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest received, Actual	£ 4	£ 4	£ 11
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Interest rate, 1% decrease	0.00%	0.00%
Interest received, 1% decrease	£ 0	£ 0
Interest rate, Actual	2.00%	2.00%
Interest received, Actual	£ 4	£ 4
Interest rate, 1% increase	102.00%	102.00%
Interest received, 1% increase	£ 239	£ 239